Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Shares Activities
The following table sets forth the stock option shares activities under all the option plans for the years ended December 31, 2019, 2020 and 2021:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$
Outstanding at December 31, 2019	54,564,430	0.4519	2.51	4,264

Granted	3,035,750	0.1111	—	—
Canceled/Forfeited	(19,350,460)	0.1327	—	—
Expired	(454,170)	0.9663	—	—
Exercised	(11,765,920)	0.1235	—	—

Outstanding at December 31, 2020	26,029,630	0.3708	1.31	5,581

Vested and expected to vest at December 31, 2020	25,712,658	0.3704	1.30	5,524
Exercisable as of December 31, 2020	17,371,695	0.3097	0.88	4,524
Granted	—	—	—	—
Canceled/Forfeited	(1,300,000)	0.5876	—	—
Expired	(40,835)	0.1260	—	—
Exercised	(17,614,760)	0.2915	—	—

Outstanding at December 31, 2021	7,074,035	0.5331	1.24	3,607

Vested and expected to vest at December 31, 2021	7,022,578	0.5333	1.24	3,580
Exercisable as of December 31, 2021	4,527,920	0.4981	0.53	2,541

Schedule of Fair Value of Each Option Granted Estimated Using Binomial Model Assumption
The fair value of each option granted under the Company’s Incentive Shares plan was estimated on the date of grant using the binomial model that uses the assumption noted in the following table:

	Options Granted in 2019	Options Granted in 2020
	RMB	RMB
Risk-free interest rate	2.62%	0.6%
Expected life (in years)	5	5
Expected dividend yield	0%	0%
Expected volatility	38.01%	48.61%
Exercise multiple	2.2-2.8	2.8

Summary of Restricted Stock Units Activities Under All Incentive Plans
The following table sets forth the Company’s RSUs activities under all incentive plans for the years ended December 31, 2019, 2020 and 2021:

	Number of RSUs	Weighted-average grant date fair value
		US$
Unvested at December 31, 2019	12,023,795	0.9880
Granted	71,935,155	0.3551
Vested	(3,916,645)	0.8144
Canceled/Forfeited	(4,211,810)	0.6760

Unvested at December 31, 2020	75,830,495	0.4290

Granted	22,322,425	0.7675
Vested	(15,183,045)	0.4803
Canceled/Forfeited	(10,052,130)	0.4644

Unvested at December 31, 2021	72,917,745	0.5452